Income Taxes	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Income Taxes
Note 17 Income Taxes
(a) Income tax expense
The following table presents income tax expenses (recoveries) recognized in the Consolidated Statements of Income.

For the years ended December 31,	2023	2022
Current tax
Current year	$568	$1,098
Adjustments related to prior years	(193)	(263)
Total current tax	375	835
Deferred tax
Change related to temporary differences	489	(1,975)
Adjustments related to prior years	(19)	226
Effects of change in tax rates in Canada	–	(245)
Total deferred tax	470	(1,994)
Income tax expenses (recoveries)	$845	$(1,159)
The following table discloses income tax expenses (recoveries) recognized directly in equity.

For the years ended December 31,	2023	2022

Recognized in other comprehensive income
Current income tax expenses (recoveries)	$320	$(323)
Deferred income tax expenses (recoveries)	(326)	3,034
Total recognized in other comprehensive income	$(6)	$2,711
Recognized in equity, other than other comprehensive income
Current income tax expenses (recoveries)	$5	$5
Deferred income tax expenses (recoveries)	(4)	(8)
Total income tax recognized directly in equity	$1	$(3)
(b) Current tax receivable and payable
As at December 31, 2023, the Company had approximately $1,056 of current tax recoverable included in other assets (2022 – $
1,135
) and a current tax payable of $147 includ
ed
in other liabilities (2022 – $
195
).

(c) Tax reconciliation
The effective income tax rate reflected in the Consolidated Statements of Income varies from the Canadian tax rate of 27.80 percent for the year ended December 31, 2023 (2022 – 27.50 percent) for the items outlined in the following table. The Canadian tax rate became substantively enacted
in December 2022 with an effective date of April 7, 2022.

For the years ended December 31,	2023	2022
Net income (loss) before income taxes	$6,452	$(3,138)
Income tax expenses (recoveries) at Canadian statutory tax rate	$1,794	$(863)
Increase (decrease) in income taxes due to:
Tax-exempt investment income	(199)	(206)
Differences in tax rate on income not subject to tax in Canada	(770)	118
Adjustments to taxes related to prior years	(212)	(37)
Tax losses and temporary differences not recognized as deferred taxes	(38)	78
Tax rate change in Canada	–	(245)
Other differences	270	(4)
Income tax expenses (recoveries)	$845	$(1,159)
(d) Deferred tax assets and liabilities
The following table presents the Company’s deferred tax assets
and
liabilities reflected on the Consolidated Statements of Financial Position.

As at December 31,	2023	2022
Deferred tax assets	$6,739	$6,708
Deferred tax liabilities	(1,697)	(1,536)
Net deferred tax assets (liabilities)	$5,042	$5,172
The following table presents movement of deferred tax assets and liabilities.

For the year ended December 31,	Balance, January 1, 2023	Disposals	Recognized in income	Recognized in other comprehensive income	Recognized in equity	Translation and other	Balance, December 31, 2023

Loss carryforwards	$701	$–	$(18)	$–	$(8)	$(5)	$670
Actuarial liabilities	4,507	–	188	1,198	–	(80)	5,813
Pensions and post-employment benefits	142	–	4	26	–	(1)	171
Tax credits	109	–	15	–	–	(2)	122
Accrued interest	1	–	–	–	–	–	1
Real estate	(1,317)	–	168	–	–	14	(1,135)
Lease liability	47	–	(7)	–	–	(2)	38
Right of use asset and sublease receivable	(41)	–	7	–	–	–	(34)
Securities and other investments	1,560	–	(293)	(1,245)	2	62	86
Sale of investments	(30)	–	12	–	–	–	(18)
Goodwill and intangible assets	(828)	–	(12)	–	–	18	(822)
Other	321	–	(534)	347	10	6	150
Total	$5,172	$–	$(470)	$326	$4	$10	$5,042

For the year ended December 31,	Balance, January 1, 2022	Disposals	Recognized in income	Recognized in other comprehensive income	Recognized in equity	Translation and other	Balance, December 31, 2022
Loss carryforwards	$517	$–	$184	$–	$–	$–	$701
Actuarial liabilities	13,731	–	2,334	(12,005)	11	436	4,507
Pensions and post-employment benefits	161	–	(2)	(17)	–	–	142
Tax credits	46	–	63	–	–	–	109
Accrued interest	1	–	–	–	–	–	1
Real estate	(1,287)	–	10	(1)	–	(39)	(1,317)
Lease liability	26	–	17	–	3	1	47
Right of use asset and sublease receivable	(22)	–	(18)	–	(2)	1	(41)
Securities and other investments	(6,484)	–	(702)	8,984	(10)	(228)	1,560
Sale o f inv estments	(40)	–	10	–	–	–	(30)
Goodwill and intangible assets	(804)	–	(6)	–	–	(18)	(828)
Other	209	–	104	5	6	(3)	321
Total	$6,054	$–	$1,994	$ (3,034)	$8	$150	$5,172
The total deferred tax assets as at December 31, 2023 of $
6,739
(2022 – $
6,708
)
includes $6,136 relating to 2023 where the Company has suffered losses in either the current or preceding year and where the recognition is dependent on future taxable profits in the relevant jurisdictions and feasible management actions.
As at December 31, 2023, tax loss carryforwards available were approximately $
3,549
(2022 – $
3,902
), of which $
3,300

expire between the years 2025 and 2043 while $
249
 have no expiry date, and capital loss carryforwards available were approximately $
5
(2022 – $
1
) and have no expiry date. A $
670
(2022 – $
701
) tax benefit related to these tax loss carryforwards has been recognized as a deferred tax asset as at December 31, 2023, and a benefit of $
222
(2022 – $
211
) has not been recognized. The Company has approximately $
282
(2022 – $
273
) of tax credit carryforwards which will expire
between the years 2026 and 2043
of which a benefit of $
160
(2022 – $
164
) has not been recognized. In addition, the Company has not recognized a deferred tax asset of $
1,171
(2022 – $
663
) on other temporary differences of $
5,333
(2022 – $
2,523
).
The total deferred tax liability as at December 31, 2023 was $
1,697
(2022 – $
1,536
). This amount includes the deferred tax liability of consolidated entities. The aggregate amount of taxable temporary differences associated with the Company’s own investments in subsidiaries is not included in the Consolidated Financial Statements and was $
10,908
(2022 – $
11,439
).